Shareholder Report, Holdings (Details) - C000226008	Jun. 30, 2025
FHLMC8745345
Holdings [Line Items]
Percent of Total Investments	6.30%
FNMA8744827
Holdings [Line Items]
Percent of Total Investments	4.10%
FNMA8744641
Holdings [Line Items]
Percent of Total Investments	2.90%
FHLMC8745342
Holdings [Line Items]
Percent of Total Investments	2.20%
FNMA8744858
Holdings [Line Items]
Percent of Total Investments	2.10%
FNMA8744837
Holdings [Line Items]
Percent of Total Investments	1.90%
FNMA8745060
Holdings [Line Items]
Percent of Total Investments	1.80%
FNMA8744874
Holdings [Line Items]
Percent of Total Investments	1.70%
FNMA8744638
Holdings [Line Items]
Percent of Total Investments	1.70%
FNMA8744855
Holdings [Line Items]
Percent of Total Investments	1.50%
FNMA
Holdings [Line Items]
Percent of Net Asset Value	64.40%